Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000084893
Shareholder Report [Line Items]
Fund Name	Toews Hedged Oceana Fund
Trading Symbol	THIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Hedged Oceana Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 31,924,044
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 117,947
InvestmentCompanyPortfolioTurnover	32.00%
C000084895
Shareholder Report [Line Items]
Fund Name	Toews Hedged U.S. Fund
Trading Symbol	THLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Hedged U.S. Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 67,704,556
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 301,718
InvestmentCompanyPortfolioTurnover	0.00%
C000084896
Shareholder Report [Line Items]
Fund Name	Toews Hedged U.S. Opportunity Fund
Trading Symbol	THSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Hedged U.S. Opportunity Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 48,124,472
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 210,237
InvestmentCompanyPortfolioTurnover	0.00%
C000103841
Shareholder Report [Line Items]
Fund Name	Toews Tactical Defensive Alpha Fund
Trading Symbol	TTDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Tactical Defensive Alpha Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 52,826,226
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 261,862
InvestmentCompanyPortfolioTurnover	439.00%
C000084894
Shareholder Report [Line Items]
Fund Name	Toews Tactical Income Fund
Trading Symbol	THHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Tactical Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/fixed-income-funds/
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 463,493,407
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 2,384,122
InvestmentCompanyPortfolioTurnover	41.00%
C000127804
Shareholder Report [Line Items]
Fund Name	Toews Unconstrained Income Fund
Trading Symbol	TUIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Unconstrained Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/fixed-income-funds/
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 38,321,952
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 139,019
InvestmentCompanyPortfolioTurnover	42.00%